SEGMENT INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
	Six months ended June 30		Three months ended June 30
	2025	2024	2025	2024
Clinical trials and other payments to R&D-related service providers	$598	$1,131	$442	$497
R&D payroll and related expenses, other than share-based compensation	854	476	485	216
R&D share-based compensation expenses	-	38	-	19
G&A payroll and related expenses, other than share-based compensation	739	280	407	151
G&A share-based compensation expenses	58	26	37	13
G&A Professional services	1,111	448	586	369
Depreciation expenses	7	15	3	7
Other segment expenses (*)	567	221	324	113
Operating loss	3,934	2,635	2,284	1,385
Interest income	(46)	(25)	(44)	(6)
Interest expense	11	-	-	-
Other financing expense (income), net	336	295	260	108
Income taxes	3	7	3	2
Net loss	$4,238	$2,912	$2,503	$1,489

Segment assets	$5,797	$2,315	$5,797	$2,315
Expenditures for segment assets	$(7)	$(6)	$-	$-
Segment liabilities	$5,677	$2,372	$5,677	$2,372

(*) Other segment expenses include mainly general and administrative-related expenses, such as office lease expenses and maintenance and HR expenses.

	Year ended December 31
	2024	2023
Clinical trials and other services from R&D-related service providers	$1,893	$2,480
Payroll and related expenses, other than share-based compensation	2,385	1,199
Share-based compensation expenses	5,862	130
Depreciation expenses	25	45
Other segment expenses (*)	2,406	827
Operating loss	12,571	4,681
Interest income	(28)	(153)
Interest expense	27	-
Other financing expense, net	3,939	548
Income taxes	10	32
Net loss	$16,519	$5,108

Segment assets	$2,863	$5,256
Expenditures for segment assets	(22)	(12)

(*) Other segment expenses include mainly general and administrative-related expenses, such as payments to advisors and consultants, office lease expenses and maintenance, HR and legal expenses.